INCOME TAXES	3 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Income Taxes

Note 7 — Income Taxes

There has historically been no federal or state provision for income taxes because the Company has incurred operating losses and maintains a full valuation allowance against its net deferred tax assets. For the three months ended March 31, 2021 and 2020, the Company recognized no provision for income taxes.

Utilization of net operating loss carryforwards, tax credits and other attributes may be subject to future annual limitations due to the ownership change limitations provided by Section 382 of the Internal Revenue Code and similar state provisions.

Note 7 — Income Taxes

Components of Income Before Taxes

For financial reporting purposes, loss before income taxes includes the following components:

	As of December 31,
in thousands	2020	2019
Domestic	$(68,293)	$(53,179)
Foreign	—	—

Loss before income taxes	$(68,293)	$(53,179)

Components of Tax Expense

There is no provision for income taxes for the years ended December 31, 2020 and 2019.

Effective Tax Rate

Reconciliation between the effective tax rate on income from continuing operations and the statutory tax rate of 21% is as follows:

	December 31,
	2020	2019
U.S. federal provision at statutory rate	21.0%	21.0%
Tax credits	1.0	2.2
Stock-based compensation	—	(0.1)
Convertible Notes interest limitation	(1.6)	—
Fair value adjustment	2.5	—
Change in valuation allowance	(22.8)	(22.3)
Other	(0.1)	(0.8)
Effective tax rate	0.0%	0.0%

Deferred Taxes

The Company’s deferred income tax assets and liabilities are as follows:

	As of December 31,
in thousands	2020	2019
Deferred tax assets:
Net operating loss carry forward	$45,768	$26,472
Tax credits	4,403	3,231
Stock-based compensation	35	40
Intangibles	307	—
Accruals and reserves	362	187

Total deferred tax assets	50,875	29,930
Deferred tax liabilities:
Fixed assets and intangibles	(787)	(548)

Total deferred tax liabilities	(787)	(548)

Net deferred tax assets before valuation allowance	50,088	29,382
Valuation allowance	(50,088)	(29,382)

Net deferred tax assets (liabilities)	$—	$—

The Company assesses the realizability of deferred tax assets based on the available evidence, including a history of taxable income and estimates of future taxable income. In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that all or some portion of deferred tax assets will not be realized. Due to the losses the Company generated in the current and prior years; the Company believes it is not more likely than not that all of the deferred tax assets can be realized. Accordingly, the Company established and recorded a full valuation allowance on its net deferred tax assets of $50.1 million and $29.4 million, respectively, for the years ended December 31, 2020 and 2019. The valuation allowance increased $20.7 million for the year ended December 31, 2020.

As of December 31, 2020, the Company had $164.6 million of U.S. federal net operating loss, of which $148.5 million will be carried forward indefinitely for U.S. federal tax purposes and $16.1 million will expire beginning in 2036. In addition, the Company has $160.5 million of state net operating loss carryforwards available to reduce future taxable income, if not utilized, will begin to expire beginning in 2036.

In December 31, 2019, the Company had $94.4 million of U.S. federal net operating loss, of which $78.3 million will be carried forward indefinitely for U.S. federal tax purposes and $16.1 million will expire beginning in 2036. In addition, the Company has $95.2 million of state net operating loss carryforwards available to reduce future taxable income. State net operating loss carryforwards, if not utilized, will begin to expire beginning in 2036.

As of December 31, 2020, the Company also has federal and California research and development tax credit carryforwards of $2.75 million and $2.1 million, respectively. The federal research credit carryforwards will begin to expire in 2036 and California research credits can be carried forward indefinitely.

The federal and state net operating loss carryforwards may be subject to limitations under Section 382 and Section 383 of the Internal Revenue Code of 1986, as amended, and similar provisions under state law. The Tax Reform Act of 1986 contains provisions that limit the federal net operating loss carryforwards that may be used in any given year in the event of special occurrences, including significant ownership changes. The Company has not performed a separate analysis as of December 31, 2020 or 2019. Any limitation may result in expiration of all or a portion of the net operating loss carryforwards and tax credit carryforwards before utilization.

On March 27, 2020, the “Coronavirus Aid, Relief and Economic Security (CARES) Act” (the “Act”) was signed into law. The Act includes provisions relating to refundable payroll tax credits, deferment of the employer portion of certain payroll taxes, net operating loss carryback periods, alternative minimum tax credit refunds, and modifications to the net interest deduction limitations and technical corrections to tax depreciation methods for qualified improvement property. The Company analyzed the provisions of the Act and determined there was no significant impact to its 2020 tax provision.

On June 29, 2020, the California Governor signed Assembly Bill 85 (“A.B. 85”), which now becomes California law. A.B. 85, which includes several tax measures, provides for a three-year suspension of the use of net operating losses for medium and large businesses and a three-year cap on the use of business incentive tax credits to offset no more than $5.0 million of tax per year. Generally, A.B. 85 suspends the use of net operating losses for taxable years 2020, 2021, and 2022 for taxpayers with taxable income of $1.0 million or more. The Company analyzed the provisions of A.B. 85 and determined there was no significant impact to its 2020 tax provision.

On December 27, 2020, the “Consolidated Appropriations Act, 2021” (the “CAA”) was signed into law. The CAA includes provisions meant to clarify and modify certain items put forth in CARES Act, while providing aid to businesses affected by the pandemic. The CAA allows deductions for expenses paid for by Paycheck Protection Program (“PPP”) and Economic Injury Disaster Loan (“EIDL”) Program, clarifies forgiveness of EIDL advances, and other business provisions. The Company analyzed the provisions of the CAA and have appropriately accounted for the deductible costs associated with the PPP proceeds.

Unrecognized Tax Benefits

The Company accrues for uncertain tax positions identified, which are not deemed more likely than not to be sustained if challenged, and recognizes interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense. The Company recorded no amounts of accrued interest and accrued penalties related to unrecognized tax benefits as of December 31, 2020 and 2019.

The following is a tabular reconciliation of the total amounts of unrecognized tax benefits:

	Years Ended December 31,
in thousands	2020	2019
Unrecognized tax benefits as of the beginning of the year	$3,543	$1,569
Increases related to prior year tax provisions	—	—
Decrease related to prior year tax provisions	—	—
Increase related to current year tax provisions	1,299	1,974
Statute lapse	—	—

Unrecognized tax benefits as of the end of the year	$4,842	$3,543

The unrecognized gross tax benefits would not reduce the annual effective tax rate if recognized because the Company has recorded a valuation allowance on its deferred tax assets.

The Company has elected to include interest and penalties as a component of income tax expense. Related to the unrecognized tax benefits noted above, the Company accrued no penalties or interest for the years ended December 31, 2020 and 2019.

As of December 31, 2020, the Company does not believe there will be a significant increase or decrease of unrecognized tax benefits within the next twelve months. The Company’s major tax jurisdictions are the United States and California. Due to the net operating loss carryforwards generated annually since inception, all tax years are open for examination. There have been no examinations of our income tax returns by any tax authority.

Holicity Inc.
Income Taxes

NOTE 9. INCOME TAXES

The Company’s net deferred tax assets are as follows:

December 31, 2020
Deferred tax asset
Organizational costs/Startup expenses	$122,932
Net operating losses	14,645

Total deferred tax asset	137,577
Valuation allowance	(137,577)

Deferred tax asset, net of allowance	$—

The income tax provision consists of the following:

For the period from June 2, 2020 (inception) through December 31, 2020
Federal
Current	$—
Deferred	(137,577)
State
Current	—
Deferred	—
Change in valuation allowance	137,577

Income tax provision	$—

As of December 31, 2020, the Company had U.S. federal net operating loss carryovers of $69,740 available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the period from June 2, 2020 (inception) through December 31, 2020, the change in the valuation allowance was $137,577.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2020 is as follows:

Statutory federal income tax rate	21.0%
Non-deductible change in fair value of warrant liabilities	(17.0)%
Non-deductible warrant offering costs	(2.1)%
Change in valuation allowance	(1.9)%

Income tax provision	—%

The Company’s effective tax rate differs from the U.S. statutory rate primarily due to the recognition of gain or loss from the change in the fair value of warrant liabilities and the expensing of offering costs related to the issuance of warrants, both of which are not deductible for tax purposes.

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities.